Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based compensation [Line Items]
Summary of the restricted share units activity

		Weighted
	Number of	average
	restricted	grant-date
	shares	fair value (US$)

Outstanding, December 31, 2016	20,955,720	2.4320

Granted	22,090,030	5.3001
Forfeited	(4,007,728)	2.5561
Vested	(8,163,878)	2.3227

Outstanding, December 31, 2017	30,874,144	4.4969

Granted	11,977,794	4.7052
Forfeited	(5,115,304)	4.6843
Vested	(12,507,000)	3.6776

Outstanding, December 31, 2018	25,229,634	4.9639

Granted	16,114,095	3.0005
Forfeited	(6,381,786)	4.7840
Vested	(7,848,811)	4.7427

Outstanding, December 31, 2019	27,113,132	3.9034

Expected to vest as of December 31, 2019	25,703,976	3.8916

Summary of restricted shares activity

		Weighted
	Number of	average
	restricted	grant-date fair
	shares	value (US$)

Outstanding, December 31, 2018	—	—

Replacement due to acquisition of Bigo	38,042,760	3.6100
Granted	16,041,327	3.4750
Forfeited	(7,279,877)	3.6302
Vested	(8,599,959)	3.6608

Outstanding, December 31, 2019	38,204,251	3.5267

Expected to vest as of December 31, 2019	32,715,029	3.5533

Summary of stock option activity

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

Outstanding, January 1, 2018	—	—	—	—
Granted	10,934,300	4.7025

Outstanding, December 31, 2018	10,934,300	4.7025	5.29	—
Granted	438,100	3.5350
Forfeited	(1,065,000)	4.5225

Outstanding, December 31, 2019	10,307,400	3.8069	5.45	—

Expected to vest as of December 31, 2019	10,307,400	3.8069	5.45	—
Exercisable as of December 31, 2019	2,134,100	4.7025	6.50	—

Schedule of stock option fair value assumptions

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	2018		2019
Weighted average fair value per option granted	US$	2.6425	US$	1.7582
Weighted average exercise price	US$	4.7025	US$	3.5350
Weighted average Risk-free interest rate (1)		2.77%		1.82%
Expected term (in year) (2)		5-6		6
Expected volatility (3)		57%		56%
Dividend yield (4)		—		—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on US Treasury Bonds of similar tenor at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the Company at the valuation dates.
(4)	The Company has no history or expectation of paying dividend on its common shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Huya [Member]
Share-based compensation [Line Items]
Summary of stock option activity

			Weighted
		Weighted	average
		average	remaining	Aggregate intrinsic
	Number of	exercise	contractual life	value
	options	price (US$)	(years)	(US$)

As of December 31, 2016	—	—	—	—
Granted	11,737,705	2.5500
Forfeited	(18,000)	2.5500

As of December 31, 2017	11,719,705	2.5500	9.75	2,227
Granted	6,138,353	2.4672
Forfeited	(75,000)	2.5500
Cancelled	(262,503)	2.5500

As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Granted	—	—
Forfeited	(257,750)	2.5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939
Expected to vest as of December 31, 2019	9,790,460	2.5500	7.88	150,773
Exercisable as of December 31, 2019	5,410,546	2.5383	7.77	83,386

Schedule of stock option fair value assumptions

	2017		2018

Weighted average fair value per option granted	US$	1.3798	US$	5.2130
Weighted average exercise price	US$	2.55	US$	2.47
Risk-free interest rate (1)		2.25%		2.83%
Expected term (in year) (2)		10		10
Expected volatility (3)		55%		55%
Dividend yield (4)		—		—
(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.
(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)	Huya has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on Huya’s expected dividend policy over the expected term of the option.

Schedule Of Restricted Stock Units

The following table summarizes the activity of restricted share units for the years ended December 31, 2017, 2018 and 2019:

		Weighted
	Number of	average
	restricted	grant-date
	share units	fair value (US$)

Outstanding, January 1, 2017 and December 31, 2017	—	—
Granted	4,193,685	9.0242
Forfeited	(76,500)	7.1600
Vested	(10,000)	19.5900

Outstanding, December 31, 2018	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600

Outstanding, December 31, 2019	6,279,848	15.4350
Expected to vest at December 31, 2019	6,040,024	15.0623